Summary of Significant Accounting Policies: Property, Plant and Equipment (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Office Equipment | Minimum
Property, Plant and Equipment, Useful Life	5 years	5 years
Office Equipment | Maximum
Property, Plant and Equipment, Useful Life	10 years	10 years
Machinery and Equipment | Minimum
Property, Plant and Equipment, Useful Life	5 years	5 years
Machinery and Equipment | Maximum
Property, Plant and Equipment, Useful Life	10 years	10 years
Vehicles | Minimum
Property, Plant and Equipment, Useful Life	5 years	5 years
Vehicles | Maximum
Property, Plant and Equipment, Useful Life	10 years	10 years
Building | Minimum
Property, Plant and Equipment, Useful Life	30 years	30 years
Building | Maximum
Property, Plant and Equipment, Useful Life	40 years	40 years